REVENUE FROM CONTRACTS WITH CUSTOMERS - Disaggregated Revenue Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Revenues	$ 707,462	$ 593,466	$ 503,327
PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	614,903	518,170	441,305
Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	92,559	$ 75,296	$ 62,022
Integrated solutions contracts revenue
Disaggregation of Revenue [Line Items]
Revenues	573,567
Integrated solutions contracts revenue | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	483,555
Integrated solutions contracts revenue | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	90,012
Product [Member]
Disaggregation of Revenue [Line Items]
Revenues	38,486
Product [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	37,464
Product [Member] | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,022
Maintenance [Member]
Disaggregation of Revenue [Line Items]
Revenues	91,267
Maintenance [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	89,742
Maintenance [Member] | Non-PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,525
Extended Warranty Service Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	4,142
Extended Warranty Service Revenue [Member] | PRC [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 4,142